16. TRANSACTIONS WITH RELATED PARTIES	9 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Note 16. TRANSACTIONS WITH RELATED PARTIES

During the nine months ended September 30, 2013, the Company paid consulting fees of $1,167 (September 30, 2012 - $Nil) to an immediate family member of an executive officer of the Company. The transaction was in the normal course of operations and was measured at the exchange amount, which represented the amount of consideration established and agreed to by the related party. All services under the agreement have been provided.